Annual Fund Operating Expenses - QS Global Equity Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.30%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	2.05%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	0.95%
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.19%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.38%	[2]
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.55%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.90%

[1]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.90% for Class IS shares , subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares, each subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[2]	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.